General and Administrative - Summary of General and Administrative Expense (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Salaries and benefits
Salaries and benefits, excluding PSUs		$ 18,244	$ 16,733
PSUs	[1]	14,004	21,520
Total salaries and benefits		32,248	38,253
Depreciation		1,893	1,889
Donations		6,218	5,792
Professional fees		4,173	3,590
Regulatory		2,145	2,136
Insurance		1,807	1,497
Other		7,239	7,109
General and administrative before equity settled stock based compensation		55,723	60,266
Total equity settled stock based compensation		5,262	5,432
Total general and administrative		60,985	65,698
Employee stock options [member]
Salaries and benefits
Total equity settled stock based compensation	[2]	2,066	2,165
Restricted stock units [member]
Salaries and benefits
Total equity settled stock based compensation	[2]	$ 3,196	$ 3,267

[1]	The PSU accrual related to the anticipated fair value of the PSUs issued uses a weighted average performance factor of 191% during the year ended December 31, 2021 as compared to 187% during the comparable period of 2020.
[2]	Equity settled stock based compensation is a non-cash expense.